UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22705

SSGA Master Trust

(Exact name of registrant as specified in charter)

One Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Reporting Period: 07/01/2020 - 06/30/2021

Item 1. Proxy Voting Report

===================== Blackstone/GSO Senior Loan Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust

(Registrant)

By:	/s/ Ellen M. Needham

Ellen M. Needham
President
(Signature and Title)*

Date: August 27, 2021

*	Print the name and title of each signing officer under his or her signature.